Note 10 - Leases	Jun. 30, 2025
Notes
Note 10 - Leases

Note 10 – Leases

The Company has an operating lease agreement with a term of 3 years.

The Company’s weighted-average remaining lease term relating to its operating leases is 1.08 years, with a weighted-average discount rate of 12%.

The following table presents information about the amount and timing of liabilities arising from the Company’s operating leases as of June 30, 2025:

Year ended June 30, 2026	$18,000
Year ended June 30, 2027	1,500
Total undiscounted operating lease payments	19,500
Less: Imputed interest	1,299
Present value of operating lease liabilities	$18,201